Stockholders' Equity - Schedule of Weighted Average Assumptions Used Inputs to Black-Scholes OPM (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Volatility	70.00%	70.00%
Risk-free interest rate	0.39%	1.92%
Option term (in years)	6 years 29 days	6 years 7 days
Weighted average fair value at grant date	$ 2.67	$ 1.50